CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net loss	$ (605,503)	$ (663,200)	$ (1,034,765)	$ (1,178,793)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	16,019	10,847	25,856	21,271
Gain on sale of assets	(1,515)	(18,468)	(32,707)	(27,075)
Stock-based compensation expense	110,433	142,428	241,388	125,675
Non-cash consulting expense	17,400	47,850	63,000	66,750
Non-cash gain on settlement of liabilities by issuing common stock			(22,050)	(35,172)
Changes in operating assets and liabilities -
Accounts receivable, net	308,293	162,309	(162,338)	(56,993)
Inventories	35,560	(20,500)	(60,195)	(84,378)
Prepaid expenses	(5,915)	(24,030)	(22,947)	26,740
Accounts payable	(168,433)	(59,369)	261,461	210,958
Customer advances	37,100	(70,830)	(118,800)	92,600
Accrued expenses	(22,880)	(31,968)	(14,201)	64,624
Net cash used in operating activities	(279,441)	(524,931)	(876,298)	(773,793)
Cash Flows from Investing Activities:
Proceeds from sale of assets	1,515	18,468	32,707	27,075
Additional patent costs	(5,848)	(2,871)	(4,230)	(10,972)
Purchases of fixed assets	(25,843)	(4,372)	(4,372)	(62,418)
Net cash provided by (used in) investing activities	(30,176)	11,225	24,105	(46,315)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(3,864)	0	(4,160)	0
Proceeds from private placement of common stock	780,000	700,000	700,000	980,291
Private placement expenses incurred and paid	0	(16,452)	(34,639)	(121,512)
Net cash provided by financing activities	776,136	683,548	661,201	858,779
Net (decrease) increase in cash and cash equivalents	466,519	169,842	(190,992)	38,671
Cash and cash equivalents, beginning of year	50,059	241,051	241,051	202,380
Cash and cash equivalents, end of year	516,578	410,893	50,059	241,051
Supplemental Disclosure of Cash Flow Informatin:
Cash paid during the year for income taxes	$ 0	$ 912	912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock for services rendered to the company			48,300	126,643
Private placement expenses incurred but not yet paid			37,781	6,000
Capital expenditures funded by capital lease borrowings			$ 43,972	$ 0